Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]

At year-end, components of the income tax expense (benefit) consist of the following:

	(Dollars in thousands)
	2012	2011
Federal:
Current	$1,754	$735
Deferred	146	434
State:
Current	35	126
Deferred, net of valuation allowance	6	(116)
Income tax expense	$1,941	$1,179

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

Effective tax rates differ from the federal statutory rate of 34% applied to income before income taxes due to the following:

	(Dollars in thousands)
	2012	2011
Federal statutory rate	34%	34%
Tax expense at statutory rate	$2,990	$2,232
State tax, net of federal effect	27	7
Tax exempt income	(806)	(874)
Bank owned life insurance	(329)	(135)
Tax credits	-	(67)
Other	59	16
Total income tax expense	$1,941	$1,179

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

At year-end, the components of the net deferred tax asset recorded in the consolidated balance sheets are as follows:

	(Dollars in thousands)
	2012	2011
Deferred tax assets:
Bad debts	$3,318	$3,149
Deferred loan fees	99	104
Deferred compensation	486	660
Net operating loss	875	855
Tax credits	73	62
Nonaccrual loan interest income	12	22
Restricted stock awards	26	32
REO writedowns	11	16
Unqualified DCP	55	50
Post retirement benefit	55	58
Other-than-temporary impairment	92	90
Accrued vacation	125	63
Legal reserve	-	148
Impairment on land	75	75
Other	20	42
Total deferred tax assets	5,322	5,426

Deferred tax liabilities:
Depreciation	(1,284)	(1,214)
Prepaids	(272)	(246)
Mortgage servicing rights	(133)	(122)
Deferred stock dividends	(115)	(115)
Unrealized appreciation on securities available-for-sale, net	(1,246)	(1,355)
Post retirement unrealized gain	(40)	(43)
Other	(16)	(91)
Total deferred tax liabilities	(3,106)	(3,186)
Valuation allowance	(474)	(458)
Net deferred tax assets	$1,742	$1,782